SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to operate profitably, to generate cash flows from operations, and its ability to attract investors and to borrow funds on reasonable economic terms.

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE for which the WFOE is the primary beneficiary, and the VIE’s subsidiaries.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, exercises effective control over the activities that most impact the economic performance, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All intercompany transactions and balances among the Company, its subsidiaries, the VIE, and the VIE’s subsidiaries have been eliminated upon consolidation.

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2022:

	Palace of Incorporation	Percentage of ownership
Beijing Ronglian Yitong Information Technology Co., Ltd.	PRC	VIE
Beijing Ronglian Qimo Technology Co., Ltd.	PRC	100%
Beijing Ronglian Guanghui Technology Co., Ltd.	PRC	100%
Beijing Baiyi High-tech Information Technology Co., Ltd.	PRC	100%
Beijing Ronglian Huitong Technology Information Co., Ltd.	PRC	100%
Shenzhen Zhongtian Wangjing Technology Co., Ltd.	PRC	100%
Cloopen Japan Co., Ltd.	Japan	100%
Anxun Guantong (Beijing) Technology Co., Ltd.	PRC	100%
Cloopen limited	HK	100%

(c) Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements. Significant accounting estimates reflected in the Group’s financial statements include, but not limited to, revenue recognition, fair value of assets and liabilities acquired in business combination, the allowance for doubtful accounts receivable and contract assets, depreciable lives and recoverability of property and equipment and intangible assets, assessment of impairment of long-lived assets, intangible assets and goodwill, the realization of deferred income tax assets, the fair value of share based compensation awards, redeemable convertible preferred shares, short-term investments, equity method investments, other equity investments, warrant liabilities, incremental borrowing rates for operating lease liabilities, the fair value of the ordinary shares to determine the existence of beneficial conversion feature of the redeemable convertible preferred shares, and management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances.

In March 2020, the World Health Organization declared the outbreak of a disease caused by a novel strain of the coronavirus (“COVID-19”) to be a pandemic. After the initial outbreak of the COVID-19, some instances of COVID-19 infections have emerged from time to time. The COVID-19 pandemic has created and may continue to create significant uncertainty in the macroeconomic environment which, in addition to other unforeseen effects of this pandemic, may adversely impact the Group’s results of operations. The extent to which COVID-19 would impacts the results of operations is contingent on the future developments of the outbreak, including constant updates concerning the global severity of and actions needed to contain the outbreak, which are highly uncertain and unpredictable. Due to the uncertainty and the economic implications on global economics conditions from the COVID-19 pandemic, certain estimates and assumptions may change in the near term.

(d) Convenience Translation

Translations of the consolidated financial statements from RMB into US$ as of and for the year ended December 31, 2022 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.8972, representing the noon buying rate in The City of New York for cable transfers of RMB as set forth in the H.10 weekly statistical release of Federal Reserve Board on December 31, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2022, or at any other rate.

(e) Commitments and Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

(f) Business combinations

Business combinations are recorded using the acquisition method of accounting in accordance with ASC topic 805 (“ASC 805”): Business Combinations. The acquisition method of accounting requires an acquirer to determine the identifiable acquired assets, the liabilities assumed and any non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. The consideration transferred for an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities assumed, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total cost of the acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of the acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

(g) Cash

Cash consists of cash on hand and cash at bank. Cash at bank are deposited in financial institutions at below locations:

	December 31,
	2021	2022
	RMB	RMB
Cash on hand	28	23
Cash balances include deposits in: Financial institutions in the mainland of the PRC
—Denominated in Renminbi (“RMB”)	224,984	209,053
—Denominated in US$	121,721	142,257
—Denominated in Hong Kong S.A.R. Dollar (“HKD”)	16	-
Total cash balances held at mainland PRC financial institutions	346,721	351,310
Financial institutions in Hong Kong Special Administrative Region (“HKSAR”)
—Denominated in HKD	5,942	-
—Denominated in US$	192,427	105,357
—Denominated in RMB	64,726	-
Total cash balances held at HKSAR financial institutions	263,095	105,357
Financial institutions in Japan
—Denominated in Japanese Yen	8,890	53,464
Total cash balances held at Japan financial institutions	8,890	53,464
Financial institutions in Malaysia
—Denominated in Malaysian Ringgit	105	328
—Denominated in US$	3,912	3,099
Total cash balances held at Malaysia financial institutions	4,017	3,427
Financial institutions in Singapore
—Denominated in SGD	322	7,513
— Denominated in United Stated Dollars (“USD”)	-	301
Total cash balances held at Singapore financial institutions	322	7,814
Financial institutions in the United States
—Denominated in USD	31,893	5,047
Total cash balances held at the United States financial institutions	31,893	5,047
Financial institutions in the Philippines
—Denominated in PHP	1,213	-
Total cash balances held at the Philippines financial institutions	1,213	-
Financial institutions in Korean
— Denominated in Korean Won (“KRW”)	-	298
Total cash balances held at Korean financial institutions	-	298
Total cash balances held at financial institutions	656,151	526,717
Total cash balances	656,179	526,740

The bank deposits, including term deposits, with financial institutions in the mainland of the PRC and Japan are insured by the government authorities up to RMB500 and JPY10,000, respectively. The bank deposits including term deposits are insured by the government authorities with amounts up to RMB24,678 and RMB20,337 as of December 31, 2021, and 2022, respectively. The Company has not experienced any losses in uninsured bank deposits and does not believe that it is exposed to any significant risks on cash held in bank accounts. To limit exposure to credit risk, the Company primarily places bank deposits with large financial institutions in the PRC and Japan with acceptable credit rating.

(h) Restricted cash

Cash balances that have restrictions as to withdrawal or usage are considered restricted cash. Restricted cash that will be released to cash within the next 12 months is classified as current asset, while the balance restricted for use longer than one year is classified as non-current asset on the consolidated balance sheets.

(i) Term deposits

Term deposits represent deposits at banks with original maturities more than three months but less than one year. The Group’s term deposits were denominated in US$ and were deposited at financial institutions in the mainland of the PRC with the interest rate of 0.44%, and 4.20% per annum as of December 31, 2021 and 2022, respectively.

Term deposits maintained at financial institutions consist of the following:

	2021	2022
	RMB	RMB
US$ denominated bank deposits with financial institutions in the PRC	1,609,864	915,845

To limit exposure to credit risk relating to bank deposits, the Company primarily places term deposits only with large financial institutions in the PRC with acceptable credit rating.

(j) Short-term Investments

The Group’s short-term investments represent the Group’s investments in financial products managed by financial institutions in the PRC and Cayman which are redeemable at the option of the Group on any working day. Short-term investments are classified as available for sale debt securities and reported at fair value, with unrealized holding gains or losses, net of any related income tax effect, excluded from earnings and recorded as accumulated other comprehensive loss until realized. Realized gains or losses from the sale of short-term investments are determined on a specific identification basis and are recorded as investment income when earned.

(k) Accounts Receivable, net

Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. Management considers the following factors when determining the collectability of specific accounts: historical experience, credit worthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. An allowance for doubtful accounts is made and recorded into general and administrative expenses based on aging of accounts receivable and on any specifically identified accounts receivable that may become uncollectible. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Group estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Group does not have any off-balance sheet credit exposure related to its customers.

(l) Long-term investments

Equity method investments

The Group applies the equity method to account for an equity interest in an investee over which the Group has significant influence but does not own a majority equity interest or otherwise control.

Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as share of losses of equity method investments in the consolidated statements of comprehensive loss.

The Group recognizes an impairment loss when there is a decline in value below the carrying value of the equity method investment that is considered to be other than temporary. The process of assessing and determining whether impairment on an investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other than temporary, management considers whether it has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to the period end, and forecasted performance of the investee.

Other equity investments

The Group elects the measurement alternative in ASC 321 and measures investments in “equity investment” at cost, adjusted for changes resulting from impairments and observable price changes in orderly transactions for identical or similar securities of the same issuer. The Group considers information in periodic financial statements and other documentation provided by the investees to determine whether observable price changes have occurred.

The Group makes a qualitative assessment considering impairment indicators to evaluate whether the equity investments without a readily determinable fair value is impaired at each reporting period, and written down to its fair value if a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than its carrying value. If an equity investment without a readily determinable fair value is impaired, the Group includes an impairment loss in net income equal to the difference between the fair value of the investment and its carrying amount.

(m) Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation and any recorded impairment.

The estimated useful lives are as follows:

Computer and office equipment	3-5 years
Furniture and fixtures	3-5 years
Motor vehicles	4-5 years
Buildings	20 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets.

When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and the proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred.

(n) Intangible Assets, net

Intangible assets purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives. The Group performs valuation of the intangible assets arising from business combination to determine the fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the estimated economic useful lives of the assets.

The estimated useful lives of intangible assets are as follows:

Software copyrights	8 years
Telecommunication business operation licenses	3-5 years
Technology	6-10 years
Non-compete arrangements	4-7 year
Customer relationship	3-10 years
Trademark	10 years
Order backlogs	1-4 years
Software	3-8 years

(o) Goodwill

Goodwill represents the excess of the purchase consideration over the acquisition date amounts of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In accordance with ASC 350, the Company may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit, including consideration of the impact of the COVID-19 pandemic. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. The Company may also bypass the qualitative assessment and proceed directly to perform the quantitative impairment test.

The Company performs the quantitative impairment test by comparing the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

(p) Impairment of Long-lived Assets

Long-lived assets such as property and equipment and intangible assets with finite lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

(q) Value Added Taxes

The Company’s PRC subsidiaries are subject to value added tax (“VAT”). Revenue from providing cloud communication services and communication devices sales are generally subject to VAT at the rate of 6% and 13% since April 1, 2019, or 6% to 16% between May 1, 2018 and April 1, 2019, and subsequently paid to PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other current liabilities, and the excess of input VAT over output VAT is reflected in prepayments and other current assets in the consolidated balance sheets.

(r) Warrant Liabilities

The freestanding warrants to purchase redeemable convertible preferred shares at a future date were determined to be freestanding instruments that were accounted for as liabilities. At initial recognition, the Group recorded the warrant liabilities on the consolidated balance sheets at their estimated fair value and changes in estimated fair values were included in the change in fair value of warrant liabilities on the consolidated statement of comprehensive loss or allocated to the proceeds from the issuance of the debt instrument to the warrants based on the warrant liabilities fair value. The warrant liabilities are subject to remeasurement at each reporting period and the Group adjusted the carrying value of the warrant liabilities to fair value at the end of each reporting period utilizing the binominal option pricing model, with changes in estimated fair value included in the change in fair value of warrant liabilities on the consolidated statement of comprehensive loss.

(s) Fair Value Measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash, restricted cash, term deposits, short-term investments, accounts receivable - third parties, net, accounts receivable - related parties, net, other receivables included in prepayments and other current assets, long-term investment, amounts due from related parties, short-term borrowings, long-term borrowings, accounts payable, contract liabilities, other payables included in accrued expenses and other current liabilities. The Group measures short-term investments at fair value on a recurring basis. Short-term investments include financial products issued by financial institutions, which are valued based on prices per units quoted by issuers and are categorized in Level 2 of the fair value hierarchy.

The Group’s non-financial assets, such as intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired.

(t) Revenue recognition

The Group accounts for its revenue contracts in accordance with ASC Topic 606, Revenue from Contracts with Customers (ASC 606). According to ASC 606, revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The Group determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group generate substantially all of the Group’s revenues from the following services and products:

(1)	Communication Platform-as-a-Service (“CPaaS”) which allows customers to send text messages and place voice calls using the Company’s cloud-based platform;

(2)	Cloud-based Contact Centers (“Cloud-based CC”) with which customers can operate their virtual contact centers and access related value-added services using the Company’s cloud-based platform; and

(3)	Cloud-based Unified Communications and Collaborations (“Cloud-based UC&C”) where the Company creates customized communications software on customers’ private clouds to meet their specific needs and deliver the software licenses to customers.

The Company recognizes revenue upon the transfer of control of promised products or services provided to the Company’s customers, in the amount of consideration the Company expect to receive for those products or services (excluding sales taxes collected on behalf of government authorities). The Company’s revenue contracts generally do not include a right of return in relation to the delivered products or services.

The timing of revenue recognition may differ from the timing of invoicing to the Company’s customers. The Company record a contract asset when revenue is recognized prior to invoicing, and a contract liability when payment is received from a customer in advance of revenue recognition. The Company generally issue invoices based on contract terms, which may be when the services are completed, upon customer acceptance of the Company’s deliverables or at preset milestones. Payments are due with standard payment terms which are generally not more than 90 days from invoice issuance.

We recognize the incremental costs of obtaining contracts as selling, general and administrative expenses when incurred if the amortization period of the asset that otherwise would have been recognized is one year or less. Assets recognized for costs to obtain a contract were not material as of December 31, 2022. Costs to fulfill a contract are recorded as assets if they relate directly to a contract or a specific anticipated contract, the costs generate or enhance resources that will be used in satisfying performance obligations in the future and the costs are expected to be recovered. Costs to fulfill a contract recognized as assets primarily consist of labor and materials costs and generally relate to engineering and set-up costs incurred prior to the satisfaction of performance obligations. Assets recognized for costs to fulfill a contract are included in the “Prepaid expenses and other current assets” line of the consolidated balance sheets and were not material as of December 31, 2022. Such assets are recognized as expenses as we transfer the related goods or services to the customer. All other costs to fulfill a contract are expensed as incurred.

As of December 31, 2022, there were no material amounts of remaining performance obligations that are required to be disclosed. As permitted by ASC 606, we have elected not to disclose information about remaining performance obligations where i) the performance obligation is part of a contract that has an original expected duration of one year or less or ii) when we recognize revenue from the satisfaction of the performance obligation in accordance with the right-to-invoice practical expedient.

CPaaS revenues

The Company accounts for revenue from customers’ usage of text message and voice call services on the Company’s CPaaS platform as two separate performance obligations. The Company’s service fees are determined by applying the contractual unit price to the monthly usage volume of text messages sent or minutes of voice calls placed and a contractual monthly fixed charge per subscriber multiplied by the number of subscribers recorded by the Company’s CPaaS platform where relevant. The cloud-based services to send text messages and place voice calls are sold separately to customers with observable standalone selling prices.

The Company also provides services as an agent in provision of CPaaS platforms to customers. The Company identified one performance obligation and recognized the revenues, on a monthly basis, at the amount equal to the difference between the amount charged to the customers and the amount charged by telecommunication operators. The gross amount of revenue from services as an agent was RMB212 million, RMB166 million and RMB89 million for the years ended December 31, 2020, 2021 and 2022, respectively. The net amount of revenue from services as an agent was RMB50 million, RMB41 million and RMB14 million for the years ended December 31, 2020, 2021 and 2022, respectively.

The service contracts are generally with a length between 3 and 12 months and renewable at the latest fee rates of the renewed contract services on the contract renewal date. The option of renewal does not provide the customer with a material right that it otherwise could not obtain without entering into that contract, therefore the renewal option was not recognized as a separate performance obligation in the contract. The service contracts do not grant the Company or customers a unilateral right to terminate the contracts before completion.

Cloud-based CC revenues

Customers subscribe to the Company’s basic Cloud-based CC services at a fixed monthly fee and pay for other value-added services on a usage basis. The Company recognizes the monthly service fees ratably over the contract period during which the Company is obligated to grant customers continuous access to those basic Cloud-based CC services. Revenue for other value-added services on top of the basic subscription is determined by applying the contractual unit price to the monthly usage volume and recognized when the related services are provided to customers. The basic subscription is sold to customers at the same price with or without the value-added services, so the transaction price is allocated on the basis of observable stand-alone selling prices.

The service contracts are generally with a length between 3 and 12 months and renewable at the latest fee rates of the renewed contract services on the contract renewal date. The option of renewal does not provide customers with a material right that it otherwise could not obtain without entering into that contract, therefore the renewal option was not recognized as a separate performance obligation in the contract. The service contracts do not grant the Company or customers a unilateral right to terminate the contracts before completion.

The Company also offers customized Cloud-based CC solutions to customers with tailored functionalities and interfacing capabilities suitable to their complicated IT environment. The Company has identified that the nature of our overall promise to customers as the provision of an appropriately customized and interfaced software solution comprising the customized CC license and other highly interdependent and interrelated services, and has accounted for the promise as one combined performance obligation. The Company applies an iterative process to design, test and implement the software in customers’ IT environment and recognizes revenue for this performance obligation over a period of time during which the control of the customized Cloud-based CC solution is progressively transferred to the customers. The Company uses an input method to estimate progress, based on the proportion of the labour hours incurred relative to the estimated total labour hours. The Company also offers standard or non-complex cloud-based CC solutions to customers, and has identified one performance obligation in the agreement and recognized revenue upon delivery of standard software. The Company’s Cloud-based CC contracts generally include a standard assurance-type warranty.

Cloud-based UC&C revenues

The Company offers customized Cloud-based UC&C solutions to customers with tailored functionalities and interfacing capabilities suitable to their complicated IT environment. The Company has identified that the nature of our overall promise to customers as the provision of an appropriately customized and interfaced software solution comprising the customized UC&C license and other highly interdependent and interrelated services, and has accounted for the promise as one combined performance obligation. The Company applies an iterative process to design, test and implement the software in customers’ IT environment and recognizes revenue for this performance obligation over a period of time during which the control of the customized UC&C solution is progressively transferred to the customers. The Company uses an input method to estimate progress, based on the proportion of the labour hours incurred relative to the estimated total labour hours. The Company also offers standard or non-complex cloud-based UC&C solutions to customers, and has identified one performance obligation in the agreement and recognized revenue upon delivery of standard software. Our cloud-based UC&C contracts generally include a standard assurance-type warranty.

(u) Cost of Revenues

Cost of revenues mainly consists of payroll and related costs for employees, communication service expense associated with the use of facilities and equipment by these employees, such as rental and depreciation expenses, communication service expense charges to telecom operators or its distributors and cloud service fees to cloud service providers.

(v) Research and Development Expenses

Research and development expenses mainly consist of payroll and related costs for employees involved in researching in the field of cloud communication, and outsourced design expenses as well as expenses associated with the use by these functions of facilities and equipment, such as rental and depreciation expenses. Research and development expenses are expensed as incurred in accordance with ASC 730 amounted to RMB174,192 RMB297,360 and RMB326,513 for the years ended December 31, 2020, 2021 and 2022, respectively.

(w) Selling and Marketing Expenses

Selling and marketing expenses mainly consist of advertising expenses, promotion expenses, payroll and related expenses for personnel engaged in selling and marketing activities and expenses associated with the use by these functions of facilities and equipment, such as rental and depreciation expenses. Advertising expenses are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive loss. For the years ended December 31, 2020, 2021 and 2022, the advertising expenses were RMB46,942, RMB57,618 and RMB52,716 respectively.

(x) General and Administrative Expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, expenses associated with the use of facilities and equipment by these employees, such as rental and depreciation expenses, professional fees and other general corporate expenses.

(y) Share-based Compensation

The Group applied ASC 718, Compensation-Stock Compensation (“ASC 718”), to account for its employee share-based payments. Share-based awards granted to the founders and employees in the form of restricted shares are measured at the grant date fair value of the awards, and are recognized as compensation expense using the graded-vesting schedules over the requisite service period for each separately vesting portion (or tranche) of the award. The Group elects to recognize the effect of forfeitures in compensation cost when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

Share-based compensation in relation to the restricted ordinary shares is measured based on the fair value of the Company’s ordinary shares at the grant date of the award, which is estimated using the income approach and equity allocation method. Estimation of the fair value of the Company’s ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, discount rate, risk-free interest rate and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. Share-based compensation in relation to the share options is estimated using the binominal option pricing model. The determination of the fair value of share options is affected by the fair value of the Company’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these awards was determined by management with the assistance from a valuation report prepared by an independent valuation firm using management’s estimates and assumptions.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Company calculates incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For awards not being fully vested, the Company recognizes the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original awards over the remaining requisite service period after modification.

(z) Employee Benefits

The Company’s subsidiaries and the VIE and VIE’s subsidiaries in the PRC participate in a government mandated, multi-employers, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Company also makes payments to other defined contribution plans and defined benefit plans for the benefit of employees employed by the subsidiary of Japan. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive loss amounted to RMB45,181, RMB94,148 and RMB104,722 for the years ended December 31, 2020, 2021 and 2022, respectively.

(aa) Income Taxes

The Company follows the asset and liability method in according for income taxes in according to ASC topic 740”Taxation” (“ASC 740”), Income Taxes, Under this method, current income taxes are provided on the basis of income before income taxes for financial reporting purposes, and adjusted for income and expense items which are not assessable or deductible for income tax purposes, deferred income taxes are provided using the liability method. Under this method, deferred income tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse to the temporary differences between the financial statements’ carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred income tax assets will not be realized. The effect on deferred income taxes arising from a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change.

The Company adopts ASC740 to account for uncertainty in income taxes. ASC740 clarifies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively. As of December 31, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions.

(bb) Operating Leases

The Company adopted ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) from January 1, 2022 by using the modified retrospective method and did not restate the comparable periods. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company also elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Company determines if an arrangement is a lease or contains a lease at lease inception. Leases are classified at the inception date as either as a finance lease or an operating lease. The Company classifies a lease as a finance lease when the lease meets any one of the following criteria at lease commencement:

a. The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

b. The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

c. The lease term is for a major part of the remaining economic life of the underlying asset.

d. The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

e. The underlying asset is of such a specialized nature that it is expected to have no alternative use to the Company at the end of the lease term.

For operating leases, the Company recognizes an ROU asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. At lease commencement, operating lease ROU assets represent the right to use underlying assets for their respective lease terms and are recognized at amounts equal to the lease liabilities adjusted for any lease payments made prior to the lease commencement date, less any lease incentives received and any initial direct costs incurred by the Company.

After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at lease commencement.

Operating lease ROU assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the ROU assets, if any. Operating lease expense is recorded as a single cost on a straight-line basis over the lease term.

The Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

The effect of the changes made to the Company’s consolidated balance sheet as of January 1, 2022 for the adoption of ASU 2016-02 is as follows:

	Balance as of	Adjustments due	Balance as of
	December 31,	to the adoption of	January 1,
	2021	ASU 2016-02	2022
	RMB	RMB	RMB
ASSETS
Prepayments and other current assets	136,665	(2,663)	134,002
Operating lease right-of-use assets	-	34,948	34,948
LIABILITIES
Operating lease liabilities-current	-	(20,405)	(20,405)
Operating lease liabilities-non current	-	(11,882)	(11,882)

The impact of adopting ASU 2016-02 on the Company’s consolidated balance sheet as of December 31, 2022 are as follows:

			Adjustments due
			to the adoption of
	As reported	Legacy GAAP	ASU 2016-02
	RMB	RMB	RMB
ASSETS
Prepayments and other current assets	108,129	(109,489)	(1,360)
Operating lease right-of-use assets	16,342	-	16,342
LIABILITIES
Operating lease liabilities-current	(10,162)	-	(10,162)
Operating lease liabilities-non current	(6,448)	-	(6,448)

The adoption of the standard did not have significant impact to the Company’s consolidated statements of comprehensive loss or cash flows for the year ended December 31, 2022.

(cc) Foreign Currency Translation and Foreign Currency Risks

The Company’s reporting currency is RMB. The functional currency of the Company and its subsidiary incorporated at Hong Kong S.A.R. is the US$. The functional currency of the Company’s subsidiary incorporated at Japan is JPY. The functional currency of the Company’s PRC subsidiary, the VIE and the VIE’s subsidiaries is RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded as foreign currency exchange gains (losses), net in the consolidated statements of comprehensive loss.

The financial statements of the Company, its subsidiary incorporated at Hong Kong S.A.R. and its subsidiary incorporated at Japan are translated from the functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings (deficits) generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive loss in the consolidated statements of comprehensive loss, and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive loss in the consolidated statements of changes in shareholders’ deficit.

RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

(dd) Concentration and Risk

Concentration of customers and suppliers

No customers individually represent greater than 10.0% of total revenues of the Group during the years ended December 31, 2020, 2021 and 2022.

No suppliers individually represent greater than 10.0% of total purchases of the Group during the years ended December 31, 2020 and 2021. One supplier represents 11.1% of total purchases of the Group during the year ended December 31,2022.

One customer represents 17.4% of total accounts receivable, net including related party amounts and contract assets of the Group as of December 31, 2021. Two customers represent 21.0% and 17.1% of total accounts receivable, net including related party amounts and contract assets of the Group as of December 31, 2022, respectively.

Two suppliers represent 12.7% and 10.5% of total accounts payable of the Group as of December 31, 2021, respectively. Two suppliers represent 11.2% and 11.1% of total accounts payable of the Group as of December 31, 2022, respectively.

One customer represents 11.4% of total contract liabilities of the Group as of December 31,2021, and no customers individually represent greater than 10.0% of of total contract liabilities of the Group as of December 31, 2022.

Two suppliers represent 26.1% and 13.9% of prepayments and other current assets excluding related party amounts of the Group as of December 31, 2021, respectively, and one supplier individually represents 21.5% of prepayments and other current assets excluding related party amounts of the Group as of December 31, 2022.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, term deposits, short-term investments and accounts receivable. The total amount of these financial instruments was RMB2,553 million and RMB1,989 million as of December 31, 2021 and 2022.

The Group’s investment policy requires cash, restricted cash, term deposits and short-term investments to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer. The Group regularly evaluates the credit standing of the counterparties or financial institutions.

The Group conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on-site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not deliver the services or sell the products to the customer or require the customer to pay cash, post letters of credit to secure payment or to make significant down payments.

Interest rate risk

The Group’s short-term bank borrowings bears interests at fixed rates. If the Group were to renew these loans, the Group might be subject to interest rate risk.

(ee) Loss per Share

In accordance with ASC 260, Earnings per Share, basic income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares and participating securities during the period, considering the accretions to redemption value of the preferred shares, by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. A net loss is not allocated to participating securities when the participating securities does not have contractual obligation to share losses.

The Company’s preferred shares and restricted ordinary shares are participating securities. The preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis and the restricted ordinary shares are participating securities as the holders of the restricted ordinary shares have a non-forfeitable right to receive dividends with all ordinary shares. Neither the preferred shares nor the restricted ordinary shares has a contractual obligation to fund or otherwise absorb the Group’s losses. Accordingly, any undistributed net income is allocated on a pro rata basis to the ordinary shares, preferred shares and restricted ordinary shares; whereas any undistributed net loss is allocated to ordinary shares only.

Unvested restricted ordinary shares are excluded from the weighted average number of ordinary shares outstanding because the restricted ordinary shareholders must return the restricted ordinary shares to the Company, if the specified condition are not met.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares and shares issuable upon the exercise of warrants, and ordinary shares issuable upon the vest of restricted ordinary shares or exercise of outstanding share option (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

(ff) Segment Reporting

The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Company’s chief executive officer and management personnel do not segregate the Group’s business by product or service. All products and services are viewed as in one and the only operating segment.

(gg) Treasury Stock

The Company accounts for treasury stock using the cost method. Under this method, the cost incurred to purchase the stock is recorded in the treasury stock account on the consolidated balance sheets. At retirement of the treasury stock, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury stock over the aggregate par value is allocated between additional paid-in capital and retained earnings.

(hh) Statutory Reserves

In accordance with the PRC Company Laws, the Group’s PRC subsidiary, VIE and VIE’s subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

During the years ended December 31, 2021 and 2022, no profit appropriation to statutory surplus fund for the Group’s entities incorporated in the PRC. No appropriation to discretionary surplus fund was made for any of the periods presented by the Group’s PRC subsidiary, VIE and VIE’s subsidiaries.

(ii) Impact of newly adopted accounting pronouncement

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832) — Disclosures by Business Entities about Government Assistance (“ASU 2021-10”). It requires issuers to make annual disclosures about government assistance, including the nature of the transaction, the related accounting policy, the financial statement line items affected and the amounts applicable to each financial statement line item, as well as any significant terms and conditions, including commitments and contingencies. The amendments in this Update are effective for all entities within their scope for financial statements issued for annual periods beginning after December 15, 2021. The Company adopted this guidance on January 1, 2022 with no material impact on the Company’s consolidated financial statements.

(jj) Recently issued accounting pronouncements not yet adopted

In June 2016, the FASB amended ASU 2016-13, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. ASU 2016-13 was further amended in November 2019 by ASU 2019-09, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). As a result, ASC 326, Financial Instruments – Credit Losses is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2019. For all other entities, it is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As the Group is an “emerging growth company” and elects to apply for the new and revised accounting standards at the effective date for a private company, ASU 2016-13 will be applied for the fiscal year beginning January 1, 2023 and interim periods therein. The Group is currently evaluating the impact of this new guidance on its consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805) – Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606, as if it had originated the contracts. Prior to this ASU, an acquirer generally recognizes contract assets acquired and contract liabilities assumed that arose from contracts with customers at fair value on the acquisition date. The ASU is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The ASU is to be applied prospectively to business combinations occurring on or after the effective date of the amendment (or if adopted early as of an interim period, as of the beginning of the fiscal year that includes the interim period of early application). The adoption is not expected to have a significant effect on the Company’s consolidated financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for the Company for the year ending March 31, 2025 and interim reporting periods during the year ending March 31, 2025. Early adoption is permitted. The adoption of this standard is not expected to have a material impact on the group’s consolidated financial statements.

In September 2022, the FASB issued ASU 2022-04, Liabilities—Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations, which require a buyer in a supplier finance program disclose qualitative and quantitative information about the supplier finance program. The amendments do not affect the recognition, measurement, or financial statement presentation of obligations covered by supplier finance programs. The new guidance is required to be applied retrospectively to each period in which a balance sheet is presented, except for the amendment on rollforward information, which should be applied prospectively. This guidance is effective for the Company for the year ending March 31, 2024 and interim reporting periods during the year ending March 31, 2024. Early adoption is permitted. The adoption of this standard is not expected to have a material impact on the group’s consolidated financial statements.

In March 2023, the FASB issued ASU No. 2023-02, Investments—Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method, that is intended to improve the accounting and disclosures for investments in tax credit structures. This ASU allows reporting entities to elect to account for qualifying tax equity investments using the proportional amortization method, regardless of the program giving rise to the related income tax credits. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted for all entities in any interim period. The adoption of ASU 2023-02 is not expected to have any impact on the Company’s consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. This standard was issued in response to the SEC’s disclosure update and simplification initiative, which affects a variety of topics within the Accounting Standards Codification. The amendments apply to all reporting entities within the scope of the affected topics unless otherwise indicated. The effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation S-X or Regulation S-K becomes effective, with early adoption prohibited. The Company is currently evaluating the impact this guidance will have on its financial statement disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which improves income tax disclosures. The amendments require the disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendments also require disaggregated information about the amount of income taxes paid (net of refunds received), Income (or loss) from continuing operations before income tax expense (or benefit) and Income tax expense (or benefit) from continuing operations. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Company for the year ending March 31, 2026. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance.